Average Annual Total Returns{- Fidelity Advisor® International Capital Appreciation Fund} - 10.31 Fidelity Advisor International Capital Appreciation Fund - AMCIZ PRO-10 - Fidelity Advisor® International Capital Appreciation Fund
	Fidelity Advisor International Capital Appreciation Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor International Capital Appreciation Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor International Capital Appreciation Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor International Capital Appreciation Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor International Capital Appreciation Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor International Capital Appreciation Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor International Capital Appreciation Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor International Capital Appreciation Fund-Class Z Return Before Taxes Inception Date	F0340 Past 1 year	F0340 Past 5 years	F0340 Past 10 years
Total	24.75%	7.83%	8.64%	24.73%	7.88%	8.67%	14.82%	6.25%	7.19%	27.46%	8.07%	8.63%	30.41%	8.32%	8.47%	32.74%	9.42%	9.58%	32.97%		15.27%	[1]	Feb. 01, 2017	21.74%	5.68%	5.12%

[1]	(a)Since inception February 1, 2017.